Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,606)	$ (1,413)	$ (4,667)	$ (1,829)	$ (524)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	17	11	66	6	5
Other non-cash items		39	4	(10)	1
Share based compensation	79	682	1,107	27	25
Loss (profit) from exchange differences on cash and cash equivalents	12	(96)	(85)	5
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Accounts receivable	6	10	5	68	(85)
Inventory	(101)	(125)	693	(819)	(25)
Other current assets	(105)	(53)	(270)	(16)	(62)
Accounts payables	413	5	44	16
Parent company	46	(16)	(15)	(73)
Contract fulfilment assets	(240)		(1,130)
Contract liabilities	663	44	346	302	192
Accrued compensation expenses	(80)	(24)	72	166	(13)
Other accrued expenses	122	(201)	(357)	358	32
Net cash flows used in operating activities	(774)	(1,137)	(4,187)	(1,799)	(454)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(117)	(185)	(276)	(52)
Change in severance pay asset				(3)	4
Net cash flows used in investing activities	(117)	(185)	(276)	(55)	4
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayment to Parent company		(81)	(81)
Proceeds from exercise of warrants	781		1,729
Proceeds from issuance of shares and warrants	9,500	909	2,858
Transfer from Parent Company				514	450
Sale of assets to Parent Company				168
Capital contribution from Parent Company				720
Loan from Parent Company				500
Cash obtained in connection with Recapitalization Transaction				3,202
Net cash flows provided by financing activities	10,281	828	4,506	5,104	450
PROFIT (LOSS) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(12)	96	85	(5)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,378	(398)	43	3,250
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	3,373	3,245	3,245
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	12,751	2,847	3,373	3,245
Non cash activities -
Loan from Parent Company settled against receivable from Parent Company		$ 41	41
Conversion of a loan from Parent Company			$ 381
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities				(73)
Recapitalization Transaction costs				(89)
Reverse recapitalization effect on equity				(3,040)
Cash obtained in connection with Recapitalization Transaction				$ 3,202